INTANGIBLE ASSET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 491,054	$ 493,389	$ 481,029